Goodwill And Analysis Of Goodwill Impairment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Goodwill [Abstract]
Summary Of reconciliation of changes in goodwill
As of December 31, 2025 and 2024, consolidated goodwill was $7,170 and $7,441, respectively. The changes in consolidated goodwill were as follows:

	2025	2024
Balance at beginning of period	$7,441	7,674
Impairment losses (note 8)	(430)	—
Divestitures and reclassifications (note 5.2)	(24)	(92)
Business combinations (note 5.1)	25	5
Foreign currency translation effects	158	(146)
Balance at end of period	$7,170	7,441

Summary Of Goodwill Allocated To Cash Generating Units Explanatory
As of December 31, 2025 and 2024, goodwill balances allocated by group of CGUs, net of cumulative impairment adjustments, were as follows:

	2025	2024
United States	$5,894	6,176
Mexico	416	359
United Kingdom	279	259
France	220	194
Colombia	136	220
Other countries	225	233
	$7,170	7,441

Summary Of Pre-tax Discount Rates and Long-term Growth Rates Used to Determine the Discounted Cash Flows
As of December 31, 2025, 2024 and 2023, Cemex’s
pre-tax
discount rates and long-term growth rates used to determine the discounted cash flows in the group of CGUs with the main goodwill balances were as follows:

	Discount rates			Long-term growth rates

Groups of CGUs	2025	2024	2023	2025	2024	2023
Mexico	11.6%	10.9%	11.6%	1.0%	0.5%	1.0%
United States	10.1%	9.4%	10.1%	2.1%	2.1%	2.0%
United Kingdom	10.4%	9.7%	10.4%	1.0%	1.3%	1.5%
France	10.5%	9.8%	10.4%	1.0%	1.3%	1.5%
Colombia	12.7%	12.1%	12.7%	3.0%	3.3%	3.3%
Range of rates in other countries	10.3% - 13.8%	9.6% - 12.8%	10.3% - 14.7%	1.0% - 3.0%	0.7% - 4.0%	1.1% - 4.0%

Summary Of Operating Segments Presenting Impairment Charges Or Relative Impairment Risk
In relation to the economic assumptions used by the Company described above, the additional impairment losses that would have resulted from the sensitivity analyses derived from independent changes in each of the relevant assumptions, in those groups of CGUs that presented relative impairment risk as of December 31, 2025, are as follows:

		Additional effects on impairment losses resulting from sensitivity analyses of changes in assumptions
Groups of CGUs	Impairment losses recognized	Discount rate +1%	Long-term growth rate –1%
United States	$307	1,097	829
Colombia	123	75	53